Cover	Dec. 04, 2023
Cover [Abstract]
Entity Registrant Name	ASP ISOTOPES INC.
Entity Central Index Key	0001921865
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Dec. 04, 2023
Entity Ex Transition Period	false
Entity File Number	001-41555
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	87-2618235
Entity Address Address Line 1	1101 Pennsylvania Avenue NW
Entity Address Address Line 2	Suite 300
Entity Address City Or Town	Washington
Entity Address State Or Province	DC
Entity Address Postal Zip Code	20004
City Area Code	202
Local Phone Number	756-2245
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	ASPI
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false